MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Marketable Securities
MARKETABLE SECURITIES

7.	MARKETABLE SECURITIES

	2022	2021
Investments
Current
Bank certificates of deposit (CDBs) (1)	191	101
Financial Notes (LFs) - Banks (2)	1,140	1,417
Treasury Financial Notes (LFTs) (3)	402	178
Others	12	28
	1,745	1,724
Non-current
Bank certificates of deposit (CDBs) (1)	127	-
Financial Notes (LFs) - Banks (2)	-	348
Debentures (4)	7	5
Others	-	1
	134	354
	1,879	2,078

(1)	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest varying between 103% to 104.4% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário - CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) on December 31, 2022 (107.24% on December 31, 2021).
(2)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 103.3% and 110.26% of the CDI rate on December 31, 2022 (105% and 130% on December 31, 2021).
(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity. The LFTs had remuneration rates varying between 13.65% and 13.88% in 2022 (9.12% and 9.50% in 2021).
(4)	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from TR+1% to 114.29% of the CDI Rate on December 31, 2022 (TR+1% to 109% of the CDI Rate on December 31, 2021).

Note 31 provides a classification of these marketable securities. Investments in marketable securities of related parties are shown in Note 30.

The Company classifies the interest of marktable securities as investing activities, which is the most appropriate classification for the business.